Acquisitions of Subsidiaries - Schedule of Net Cash Outflow on Acquisition (Details) - Art Newspaper SA [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
Cash consideration paid	$ (2,540)
Less: cash and cash equivalents balances acquired	27
Net cash outflow on acquisition	$ (2,513)